Nature and extent of risks arising from financial instruments (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Credit Exposure Associated with On-and Off-Balance Sheet Financial Instruments
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on- and off-balance sheet financial instruments are summarized in the following tables.

	As at October 31, 2023

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$798,259	66%	$294,670	24%	$76,637	6%	$50,147	4%	$1,219,713
Derivatives before master netting agreements (2), (3)	27,221	19%	36,698	25%	67,406	46%	14,470	10%	145,795
	$825,480	60%	$331,368	24%	$144,043	11%	$64,617	5%	$1,365,508
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$427,849	56%	$252,071	33%	$51,393	8%	$23,183	3%	$754,496
Other	85,222	61%	30,737	22%	21,428	15%	2,731	2%	140,118
	$513,071	57%	$282,808	32%	$72,821	8%	$25,914	3%	$894,614

	As at October 31, 2022

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$759,037	65%	$263,736	23%	$87,671	8%	$48,991	4%	$1,159,435
Derivatives before master netting agreements (2), (3)	32,434	20%	35,921	23%	72,885	46%	17,439	11%	158,679
	$791,471	60%	$299,657	23%	$160,556	12%	$66,430	5%	$1,318,114
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$398,719	57%	$223,624	32%	$52,669	8%	$20,857	3%	$695,869
Other	79,110	66%	13,847	12%	24,476	20%	2,485	2%	119,918
	$477,829	59%	$237,471	29%	$77,145	9%	$23,342	3%	$815,787

(1)	Includes Assets purchased under reverse repurchase agreements and securities borrowed, Loans and Customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 57% (October 31, 2022 – 56%), the Prairies at 15% (October 31, 2022 – 15%), British Columbia and the territories at 14% (October 31, 2022 – 15%) and Quebec at 10% (October 31, 2022 – 10%). No industry accounts for more than 20% (October 31, 2022 – 20%) of total on-balance sheet credit instruments, with the exception of Banking, which accounted for 25% (October 31, 2022 – 26%), and Government, which accounted for 28% (October 31, 2022 – 32%). The classification of our sectors aligns with our view of credit risk by industry.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 9.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)
Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 44% and 56% of our total commitments (October 31, 2022 – 45% and 55%).
The largest concentrations in the wholesale portfolio relate to Financial
s
ervices at
15% (October 31, 2022 – 15%),
Real estate
and
related
at 12% (October 31, 2022 – 12%), Utilities at 11% (October 31, 2022 – 11%),
Other services
at 8% (October 31, 2022 – 7%), and
Investmen
ts
 at 6% (October 31, 2022 – 6%). The classification of our sectors aligns with our view of credit risk by industry.